Other Financial Assets - Summary of Fair Value of Investments in Equity Instruments Designated at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial assets measured at fair value through other comprehensive income [abstract]
Total fair value	¥ 69,028	¥ 66,906
Accumulated other comprehensive income, net	¥ 35,124	¥ 27,861